UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ------------------
Check here if Amendment [ ]; Amendment Number:
                                               -----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        SRB Corporation
             -----------------
Address:     125 High Street
             -----------------
             Boston, MA 02110
             -----------------

Form 13F File Number:  28-15030
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Frederick C. Childs
            -------------------
Title:      Vice President
            -------------------
Phone:      617-457-7527
            -------------------

Signature, Place, and Date of Signing:

/s/ Frederick C. Childs     Boston, MA     02/12/2013
-----------------------     ----------     ----------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name
     28-
     ------                   ----------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:             15
                                                    --------

Form 13F Information Table Value Total:             $373,536
                                                    --------
                                                    (thousands)

List of other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.     Form 13F File Number     Name

     1       28-15035                 The Plymouth Rock Company Incorporated
     --      --------                 --------------------------------------
[Repeat as necessary.]

                                                                  SRB CORPORATION
                                              FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2012
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
                                                               VALUE X      SHARES/    SH/ PUT/  INVSTMT   OTHER
NAME OF ISSUER                     TITLE OF CLASS  CUSIP       ($1000)      PRN AMT    PRN CALL  DISCRETN  MGRS  SOLE    SHARED NONE
--------------                     --------------  ---------   -------      ---------  --- ----  --------  ----  -------  ------ ---

Coach Inc.                         COM             189754104   $27,397,000    493,559  SH        SOLE              493,559   0     0
First Republic Bank                COM             33616C100    $7,346,000    224,102  SH        SOLE              224,102   0     0
Intel Corp.                        COM             458140100   $47,653,000  2,311,023  SH        SOLE            2,311,023   0     0
Merck & Co Inc                     COM             58933Y105   $59,376,000  1,450,314  SH        SOLE            1,450,314   0     0
Microsoft Corp.                    COM             594918104   $48,843,000  1,828,630  SH        SOLE            1,828,630   0     0
Northeast Bancorp                  COM NEW         663904209    $3,267,000    357,041  SH        SOLE              357,041   0     0
Paychex Inc.                       COM             704326107    $7,305,000    234,900  SH        SOLE              234,900   0     0
Procter & Gamble Co.               COM             742718109    $2,314,000     34,090  SH        SOLE               34,090   0     0
Safety Insurance Group Inc.        COM             78648T100   $66,705,000  1,444,765  SH        SOLE            1,444,765   0     0
Target Corp.                       COM             87612E106   $39,539,000    668,225  SH        SOLE              668,225   0     0
Verisk Analytics Inc. Cl A         CL A            92345Y106   $11,731,000    230,150  SH        SOLE              230,150   0     0
Exxon Mobil Corp.                  COM             30231G102   $32,300,000    373,195  SH        SOLE              373,195   0     0
Enterprise Products Partners L.P.  COM             293792107    $7,267,000    145,100  SH        SOLE              145,100   0     0
Kinder Morgan Energy Partners L.P. UT LTD PARTNER  494550106    $7,037,000     88,200  SH        SOLE               88,200   0     0
Plains All American Pipeline L.P.  UNIT LTD PARTN  726503105    $5,456,000    120,600  SH        SOLE              120,600   0     0
